Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets (CHF million)
Cash and due from banks	61,763	110,573
Interest-bearing deposits with banks	1,945	2,272
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455	236,963
Securities received as collateral	30,045	30,191
Trading assets	256,399	279,553
Investment securities	3,498	5,160
Other investments	12,022	13,226
Net loans	242,223	233,413
Premises and equipment	5,618	7,193
Goodwill	8,389	8,591
Other intangible assets	243	288
Brokerage receivables	45,768	43,446
Other assets	72,912	78,296
Total assets	924,280	1,049,165
Liabilities and equity (CHF million)
Due to banks	31,014	40,147
Customer deposits	308,312	313,401
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	90,816	127,760
Short-term borrowings	18,641	26,116
Long-term debt	148,134	162,655
Brokerage payables	64,676	68,034
Other liabilities	57,637	63,217
Total liabilities	881,996	1,008,080
Total shareholders' equity	35,498	33,674
Noncontrolling interests	6,786	7,411
Total equity	42,284	41,085	43,015	48,328
Total liabilities and equity	924,280	1,049,165
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,388	3,698
Interest-bearing deposits with banks	86	87
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	124,976	153,625
Securities received as collateral	34,980	34,189
Trading assets	87,958	91,458
Investment securities	0	0
Other investments	5,899	6,719
Net loans	22,945	24,658
Premises and equipment	1,062	1,110
Goodwill	581	597
Other intangible assets	77	112
Brokerage receivables	20,545	17,951
Other assets	15,469	16,114
Total assets	318,966	350,318
Liabilities and equity (CHF million)
Due to banks	164	92
Customer deposits	1	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	127,666	151,655
Obligation to return securities received as collateral	34,980	34,189
Trading liabilities	23,332	29,291
Short-term borrowings	20,102	15,881
Long-term debt	35,485	40,029
Brokerage payables	44,400	47,847
Other liabilities	12,008	10,124
Total liabilities	298,138	329,108
Total shareholders' equity	17,318	16,979
Noncontrolling interests	3,510	4,231
Total equity	20,828	21,210
Total liabilities and equity	318,966	350,318
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	56,988	107,526
Interest-bearing deposits with banks	3,633	4,106
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,470	83,310
Securities received as collateral	(4,935)	(3,998)
Trading assets	168,644	188,290
Investment securities	1,939	3,652
Other investments	5,917	6,196
Net loans	204,553	194,776
Premises and equipment	4,354	5,880
Goodwill	6,929	7,103
Other intangible assets	166	168
Brokerage receivables	25,223	25,494
Other assets	57,313	61,966
Total assets	589,194	684,469
Liabilities and equity (CHF million)
Due to banks	30,410	39,985
Customer deposits	297,689	304,130
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	5,055	24,904
Obligation to return securities received as collateral	(4,935)	(3,998)
Trading liabilities	67,759	98,518
Short-term borrowings	(5,264)	10,235
Long-term debt	111,512	121,324
Brokerage payables	20,276	20,187
Other liabilities	45,359	52,043
Total liabilities	567,861	667,328
Total shareholders' equity	17,449	12,424
Noncontrolling interests	3,884	4,717
Total equity	21,333	17,141
Total liabilities and equity	589,194	684,469
Bank
Assets (CHF million)
Cash and due from banks	61,376	111,224
Interest-bearing deposits with banks	3,719	4,193
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446	236,935
Securities received as collateral	30,045	30,191
Trading assets	256,602	279,748
Investment securities	1,939	3,652
Other investments	11,816	12,915
Net loans	227,498	219,434
Premises and equipment	5,416	6,990
Goodwill	7,510	7,700
Other intangible assets	243	280
Brokerage receivables	45,768	43,445
Other assets	72,782	78,080
Total assets	908,160	1,034,787
Liabilities and equity (CHF million)
Due to banks	30,574	40,077
Customer deposits	297,690	304,130
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	91,091	127,809
Short-term borrowings	14,838	26,116
Long-term debt	146,997	161,353
Brokerage payables	64,676	68,034
Other liabilities	57,367	62,167
Total liabilities	865,999	996,436
Total shareholders' equity	34,767	29,403
Noncontrolling interests	7,394	8,948
Total equity	42,161	38,351	41,150	47,817
Total liabilities and equity	908,160	1,034,787
Group parent company
Assets (CHF million)
Cash and due from banks	19	13
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Other investments	35,088	34,137
Net loans	4,459	5,603
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	173	190
Total assets	39,739	39,943
Liabilities and equity (CHF million)
Due to banks	3,753	4,697
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	437	1,444
Brokerage payables	0	0
Other liabilities	51	128
Total liabilities	4,241	6,269
Total shareholders' equity	35,498	33,674
Noncontrolling interests	0	0
Total equity	35,498	33,674
Total liabilities and equity	39,739	39,943
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	368	(664)
Interest-bearing deposits with banks	(1,774)	(1,921)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	9	28
Securities received as collateral	0	0
Trading assets	(203)	(195)
Investment securities	1,559	1,508
Other investments	(34,882)	(33,826)
Net loans	10,266	8,376
Premises and equipment	202	203
Goodwill	879	891
Other intangible assets	0	8
Brokerage receivables	0	1
Other assets	(43)	26
Total assets	(23,619)	(25,565)
Liabilities and equity (CHF million)
Due to banks	(3,313)	(4,627)
Customer deposits	10,622	9,271
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(275)	(49)
Short-term borrowings	3,803	0
Long-term debt	700	(142)
Brokerage payables	0	0
Other liabilities	219	922
Total liabilities	11,756	5,375
Total shareholders' equity	(34,767)	(29,403)
Noncontrolling interests	(608)	(1,537)
Total equity	(35,375)	(30,940)
Total liabilities and equity	(23,619)	(25,565)